AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2024
AMOUNTS RECEIVABLE AND OTHER ASSETS
Schedule of amounts receivable and other assets
	March 31, 2024	March 31, 2023
	($)	($)
Sales tax refundable	158,223	199,184
Prepaid	57,901	19,167
	216,124	218,351